Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Operating revenue	R$ 38,092,050	R$ 36,145,477	R$ 25,572,056
Operating costs	(23,991,688)	(16,603,073)	(16,051,866)
Gross profit	14,100,362	19,542,404	9,520,190
Selling expenses	(743,276)	(917,589)	(984,060)
Allowance for doubtful accounts	(62,067)	(557,789)	(652,920)
Administrative expenses	(1,018,282)	(2,311,438)	(1,597,548)
Other operating income (expenses), net	274,731	(280,450)	27,925
Equity accounting	48,153	35,322	32,393
Profit from operations before financial income (expenses)	12,599,621	15,510,460	6,345,980
Financial income/(expenses), net	(897,770)	(1,867,652)	(1,591,996)
Profit before income tax and social contribution	11,701,851	13,642,808	4,753,984
Income and social contribution taxes
Current	(2,742,241)	(1,302,648)	(1,545,671)
Deferred	(497,551)	(2,760,597)	315,218
Total Income tax and social contribution	(3,239,792)	(4,063,245)	(1,230,453)
Profit for the year	R$ 8,462,059	R$ 9,579,563	R$ 3,523,531
Earnings per share - basic (in reais)	R$ 2.48	R$ 2.80	R$ 1.03
Earnings per share - diluted (in reais)	R$ 2.47	R$ 2.80	R$ 1.03